Prepayments and other current assets	12 Months Ended
Aug. 31, 2021
Prepayments And Other Current Assets [Abstract]
Prepayments and other current assets
8.	Prepayments and other current assets

Prepayments and other current assets, net consisted of the following:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$

Prepaid rental expense	54,505	-	-
Loans to third parties	112,435	-	-
Receivable from a third-party payment platform	78,197	-	-
Prepayments to suppliers	42,482	-	-
Prepaid income tax, business tax, VAT and other surcharges	10,571	-	-
Deposits	18,408	-	-
Other receivables	-	-	-
Staff advances	7,610	-	-
Loans to employees	12,030	-	-
Others	8,632	-	-
Prepayments and other current assets, net	344,870	-	-

As of August 31, 2021, all prepayments and other current assets have been recognized fully impairment loss RMB605,423 (US$93,713) because of the tutoring service business termination by the Company, which is compliance with the changes in the regulatory environment on the private education industry in China.